Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2022
Accounts receivable [Abstract]
Schedule of accounts receivable
	June 30, 2022	June 30, 2021
Color World platform subscription fees due from App payment collections agent	$2,507,981	$3,191,711